Loss Per Share (Details 1) (Employee Stock Option [Member])	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Employee Stock Option [Member]
Stock options and warrants	583,084	646,345	583,084	692,980